Leases	12 Months Ended
Mar. 31, 2023
Leases
Leases

4. Leases

The Company has operating leases primarily for office space. Lease costs are generally fixed, with certain contracts containing variable payments for non-lease costs based on usage and escalations in the lessors’ annual costs.

As of March 31, 2023 and 2022, the following amounts were recorded on the Consolidated Balance Sheets relating to the Company’s operating leases.

	Yen in thousands
	March 31,
	2023	2022
Right-of-Use Assets
Operating lease assets	¥60,692	¥—
Lease Liabilities
Operating lease liabilities	¥60,692	¥—

Supplemental balance sheet information related to leases consisted of the following:

	For the fiscal years ended March 31,
	2023	2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.8	—
Weighted average discount rate	4.24%	—

Future minimum lease payments under non-cancelable leases as of March 31, 2023, were as follows (in thousand yen):

Fiscal Year ending March 31,
2024	¥33,360
2025	27,370
Total lease payments	60,730
Less amounts representing interest	(38)
Present value of lease payments	60,692